Subordinated Debentures-Schedule of Net of Holdings in Debentures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	4.65%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 7,252	$ 5,698
October 2024 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	October 2024
Interest rate	3.036%
Description of Term	$1,750 million. Redeemed on October 18, 2019.
Carrying value		1,740
June 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	June 2025
Interest rate	8.90%
Description of Term	Redeemable at any time.
Carrying value	$ 256	259
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2025
Interest rate	3.367%
Description of Term	Redeemable on or after December 8, 2020. After December 8, 2020, interest will be payable at an annual rate equal to the 90 day bankers’ acceptance rate plus 2.19%.
Carrying value	$ 730	729
December 2025 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 2025
Interest rate	4.50%
Description of Term	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year.
Carrying value	$ 1,643	1,645
March 2027 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	March 2027
Interest rate	2.58%
Description of Term	Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.19%.
Carrying value	$ 1,239	1,195
January 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	January 2029
Interest rate	3.89%
Description of Term	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.58%.
Carrying value	$ 1,788
July 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	July 2029
Interest rate	2.836%
Description of Term	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.18%.
Carrying value	$ 1,487
August 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	August 2085
Description of Term	US$83 million bearing interest at a floating rate of the offered rate for six-month Eurodollar deposits plus 0.125%. Redeemable on any interest payment date.
Carrying value	$ 109	$ 130